Intangible Assets - Summary of Changes in Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,363	₩ 1,717	₩ 1,163
Acquisitions/Capital expenditure	2,016	2,896	1,514
Amortization	(1,748)	(1,137)	(905)
Disposals	(15)	0	(20)
Impairment	(281)	(115)	(52)
Foreign exchange differences	7	2	17
Ending balance	3,342	3,363	1,717
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,234	1,144	991
Acquisitions/Capital expenditure	116	1,986	951
Amortization	(1,088)	(897)	(807)
Disposals	(15)	0	(8)
Impairment	0	0	0
Foreign exchange differences	17	1	17
Ending balance	1,264	2,234	1,144
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	332	186	72
Acquisitions/Capital expenditure	224	185	153
Amortization	(73)	(39)	(27)
Disposals	0	0	(12)
Impairment	0	0	0
Foreign exchange differences	0	0	0
Ending balance	483	332	186
License
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	57
Acquisitions/Capital expenditure	0	0	0
Amortization	0	0	(5)
Disposals	0	0	0
Impairment	0	0	(52)
Foreign exchange differences	0	0	0
Ending balance	0	0	0
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	797	387	43
Acquisitions/Capital expenditure	1,676	725	410
Amortization	(587)	(201)	(66)
Disposals	0	0	0
Impairment	(281)	(115)	0
Foreign exchange differences	(10)	1	0
Ending balance	₩ 1,595	₩ 797	₩ 387